Investment Strategy - AB CORE OPPORTUNITIES FUND, INC.	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund invests primarily in the equity securities of U.S. companies that the Adviser believes are attractively valued and have enduring business models with strong fundamentals. The Adviser relies on a research-driven stock selection process that leverages both quantitative screening tools and fundamental research insights to make investment decisions. The team initially screens a primary research universe of largely U.S. companies for attractive security valuation and business models. Once appropriate candidates have been identified for further analysis, the team conducts fundamental research to better understand the economics of the company’s business model. In evaluating a company for potential inclusion in the Fund, the Adviser takes into account many factors that it believes bear on the company’s ability to perform in the future, including competitive advantages and fundamentals such as strong cash-flow generation, sustainable growth and strong balance sheets.
At different times, and as a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies with different market capitalizations or companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund’s portfolio emphasis upon particular industries or sectors will be a by‑product of the stock selection process rather than the result of assigned targets or ranges. In managing the Fund, the Adviser will not seek to have a bias either towards the style of securities typically considered growth stocks or securities typically considered value stocks.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.